LGE-Q1

Quarterly Report
January 31, 2026
MFS®  Global Equity Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 3.6%
Melrose Industries PLC	3,638,873	$31,170,117
MTU Aero Engines Holding AG	32,273	14,326,423
Rolls-Royce Holdings PLC	1,135,108	18,809,555
		$64,306,095
Airlines – 1.0%
Aena SME S.A.	587,346	$18,261,604
Alcoholic Beverages – 5.7%
Carlsberg Group	75,567	$10,230,963
Davide Campari-Milano N.V. (l)	3,093,302	21,941,207
Diageo PLC	844,306	19,357,154
Heineken N.V.	255,578	21,006,510
Pernod Ricard S.A.	323,624	28,801,267
		$101,337,101
Apparel Manufacturers – 4.1%
Burberry Group PLC (a)	555,079	$8,347,370
Compagnie Financiere Richemont S.A.	126,141	24,402,544
Hermes International	3,159	7,597,632
LVMH Moet Hennessy Louis Vuitton SE	52,168	33,818,841
		$74,166,387
Automotive – 0.7%
Aptiv PLC (a)	165,515	$12,537,761
Brokerage & Asset Managers – 4.3%
Charles Schwab Corp.	474,689	$49,329,681
Deutsche Boerse AG	50,665	12,809,893
London Stock Exchange Group PLC	137,893	15,325,068
		$77,464,642
Business Services – 5.7%
Accenture PLC, “A”	102,105	$26,918,962
Cognizant Technology Solutions Corp., “A”	114,498	9,395,706
Equifax, Inc.	32,774	6,600,684
Experian PLC	500,989	18,906,871
Fidelity National Information Services, Inc.	131,389	7,259,242
Intertek Group PLC	183,253	11,193,669
TransUnion	285,068	22,526,073
		$102,801,207
Chemicals – 0.5%
FUJIFILM Holdings Corp.	404,600	$8,070,562
Computer Software – 8.4%
Check Point Software Technologies Ltd. (a)	93,203	$16,730,871
Dassault Systemes SE	643,717	17,717,555
Microsoft Corp.	189,766	81,654,412
Sage Group PLC	1,342,137	17,582,777
Salesforce, Inc.	75,505	16,028,956
		$149,714,571

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.6%
Amadeus IT Group S.A.	390,318	$26,196,004
Capgemini	185,175	28,798,031
Samsung Electronics Co. Ltd.	246,010	27,431,294
		$82,425,329
Conglomerates – 1.7%
Honeywell International, Inc.	136,161	$30,979,351
Construction – 1.9%
CRH PLC	131,024	$16,038,648
James Hardie Industries PLC (a)	817,878	18,803,015
		$34,841,663
Consumer Products – 2.1%
Haleon PLC	3,902,121	$20,231,241
International Flavors & Fragrances, Inc.	246,070	17,178,147
		$37,409,388
Electrical Equipment – 5.4%
Amphenol Corp., “A”	132,721	$19,122,442
Legrand S.A.	182,272	29,167,575
Schneider Electric SE	165,260	47,464,375
		$95,754,392
Electronics – 1.0%
Hoya Corp.	61,400	$10,263,750
Microchip Technology, Inc.	102,676	7,795,162
		$18,058,912
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	47,828	$15,080,168
Whitbread PLC	160,847	5,995,388
		$21,075,556
Insurance – 4.1%
Aon PLC	54,532	$19,066,569
Beazley PLC	793,581	12,303,208
Willis Towers Watson PLC	134,062	42,560,663
		$73,930,440
Interactive Media Services – 3.8%
Alphabet, Inc., “A”	199,130	$67,305,940
Machinery & Tools – 0.8%
Carrier Global Corp.	250,534	$14,926,816
Major Banks – 5.4%
BNP Paribas S.A.	174,823	$18,899,051
Erste Group Bank AG	90,267	11,716,280
Goldman Sachs Group, Inc.	13,763	12,874,048
National Bank of Greece S.A.	945,671	16,718,986
UBS Group AG	765,325	36,026,359
		$96,234,724
Medical Equipment – 12.2%
Abbott Laboratories	135,151	$14,772,004
Becton, Dickinson and Co.	199,887	40,673,007
Cooper Companies, Inc. (a)	275,207	22,396,346
Medtronic PLC	455,350	46,882,836

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Olympus Corp.	1,116,700	$13,284,083
STERIS PLC	80,546	21,151,379
Thermo Fisher Scientific, Inc.	72,465	41,928,974
Waters Corp. (a)	45,940	17,030,877
		$218,119,506
Other Banks & Diversified Financials – 5.4%
American Express Co.	75,176	$26,474,732
Grupo Financiero Banorte S.A. de C.V.	512,152	5,789,990
Julius Baer Group Ltd.	98,856	8,263,469
Visa, Inc., “A”	175,629	56,522,681
		$97,050,872
Pharmaceuticals – 3.1%
Merck KGaA	179,448	$26,705,576
Roche Holding AG	61,549	27,922,171
		$54,627,747
Railroad & Shipping – 3.3%
Canadian National Railway Co.	153,936	$14,811,722
Canadian Pacific Kansas City Ltd.	349,080	25,950,607
Union Pacific Corp.	79,012	18,575,721
		$59,338,050
Specialty Chemicals – 4.7%
Air Liquide S.A.	76,933	$14,402,949
Air Products & Chemicals, Inc.	68,420	18,644,450
Linde PLC	64,606	29,523,004
Symrise AG	262,311	22,094,710
		$84,665,113
Specialty Stores – 3.4%
Amazon.com, Inc. (a)	253,768	$60,726,682
Telecom - Infrastructure – 0.9%
Cellnex Telecom S.A.	493,237	$15,212,814
Total Common Stocks		$1,771,343,225
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.73% (v)	12,222,211	$12,224,655

Other Assets, Less Liabilities – 0.3%		5,775,827
Net Assets – 100.0%		$1,789,343,707

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,224,655 and
$1,771,343,225, respectively.

(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,771,343,225	$—	$—	$1,771,343,225
Investment Companies	12,224,655	—	—	12,224,655
Total	$1,783,567,880	$—	$—	$1,783,567,880
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At January 31, 2026, the value of securities loaned was $10,883,398. These loans were collateralized by U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $11,266,534.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$14,173,718	$117,013,944	$118,963,960	$114	$839	$12,224,655

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$74,063	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2026, are as follows:
United States	51.7%
France	12.7%
United Kingdom	10.1%
Switzerland	5.4%
Germany	4.3%
Spain	3.3%
Canada	2.3%
Japan	1.8%
South Korea	1.5%
Other Countries	6.9%